Debt - Additional Information (Detail) - USD ($)							3 Months Ended		6 Months Ended		9 Months Ended	12 Months Ended
	Feb. 26, 2026	Sep. 25, 2025	Apr. 01, 2025	Jan. 09, 2024	Dec. 15, 2023	Mar. 07, 2023	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Sep. 30, 2021	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Mar. 12, 2026	Jan. 03, 2025	Jul. 10, 2024	May 31, 2024	May 19, 2023
Debt Instrument [Line Items]
Aggregate principal amount of initial loan advance												$ 1,000,000
Loan, principal outstanding							$ 0		$ 0			1,000,000
Loan, unamortized debt discount												$ 0
Loan, interest expense							$ 100,000	$ 300,000	$ 100,000	$ 800,000
Warrant exercise price per share							$ 0.44		$ 0.44			$ 0.88
Gain (loss) on extinguishment of debt							$ 0	$ 0	$ 56,000	$ 0
Pre-Funded Warrants	185,527						7,434,321		7,434,321			3,525,094	93,266	36,766	371,057
Outstanding debt															$ 2,000,000
Accrued interest	$ 1,000,000
Maximum [Member]
Debt Instrument [Line Items]
Waive Additional Accrued and Unpaid Interest Related	$ 100,000											$ 100,000
Royalty Agreement [Member]
Debt Instrument [Line Items]
Revenue-based payment percentage												1.00%
Coastlands Securities Agreement [Member]
Debt Instrument [Line Items]
Aggregate principal amount of initial loan advance		$ 9,500,000
Warrant exercise price per share	$ 0.11	$ 0.11
Bridge Loan		$ 500,000
Debt coverted into equity		$ 8,500,000
Pre-Funded Warrants		1,576,542
Outstanding debt	$ 1,000,000	$ 1,000,000
Accrued interest		1,000,000
Waive Additional Accrued and Unpaid Interest Related		$ 1,000,000
Conversion Price	$ 5.39	$ 5.39
Hercules Term Loan Agreement [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate terms												Any outstanding principal on the Term Loan Advances will accrue interest at a floating rate equal to the greater of (i) 9.50% per annum and (ii) the sum of 6.25% plus the prime rate, as published in The Wall Street Journal. As of December 31, 2025, 2024 and 2023, the interest rate was 13.00%, 13.75% and 14.75%, respectively.
Loan, floating interest rate												9.50%
Loan, interest rate												13.00%	13.75%	14.75%
Loan, maturity date												Apr. 01, 2025
Loan, principal amount percentage											6.55%
Gain (loss) on extinguishment of debt														$ 400,000
Outstanding principal value					$ 1,000,000
Qualified cash balance					1,050,000.00														$ 2,250,000
Qualified cash reverted					1,050,000.00														$ 2,250,000
Repayments of long-term debt									$ 500
Hercules Term Loan Agreement [Member] | Prime Rate [Member]
Debt Instrument [Line Items]
Loan, floating interest rate												6.25%
Hercules Term Loan Agreement [Member] | Minimum [Member]
Debt Instrument [Line Items]
Outstanding principal value						$ 7,500,000
Qualified cash balance						10,000,000
Hercules Term Loan Agreement [Member] | Maximum [Member]
Debt Instrument [Line Items]
Aggregate principal amount of initial loan advance											$ 30,000,000
Outstanding principal value						12,500,000
Qualified cash balance						$ 2,250,000
Hercules Term Loan Agreement [Member] | Tranche 1 Advance [Member]
Debt Instrument [Line Items]
Aggregate principal amount of initial loan advance											12,500,000
Hercules Term Loan Agreement [Member] | Tranche 2 Advance [Member]
Debt Instrument [Line Items]
Aggregate principal amount of initial loan advance											7,500,000
Hercules Term Loan Agreement [Member] | Tranche 3 Advance [Member]
Debt Instrument [Line Items]
Aggregate principal amount of initial loan advance											$ 10,000,000
Hercules Term Loan Agreement [Member] | Term Loan Advances [Member]
Debt Instrument [Line Items]
Outstanding principal value					$ 3,100,000
Domicilium Term Loan [Member]
Debt Instrument [Line Items]
Aggregate principal amount of initial loan advance																	$ 3,200,000
Imputed interest								13.75%		13.75%		13.75%
Plus Prime Rate								6.25%		6.25%		6.25%
Debt conversion amount			$ 7,000,000
Bridge Loan																		$ 300,000
Milestone Payments								$ 500		$ 500						$ 500,000
Domicilium Term Loan [Member] | Maximum [Member]
Debt Instrument [Line Items]
Waive Additional Accrued and Unpaid Interest Related												$ 100,000
Domicilium Term Loan [Member] | Tranche 1 Advance [Member]
Debt Instrument [Line Items]
Outstanding principal value				$ 2,900,000
Domicilium Term Loan [Member] | Tranche 1A Advance [Member]
Debt Instrument [Line Items]
Outstanding principal value				900,000
Domicilium Term Loan [Member] | Tranche 1B Advance [Member]
Debt Instrument [Line Items]
Outstanding principal value				2,000,000
Debt amortization charge				500,000
Domicilium Term Loan [Member] | Tranche 2 Advance [Member]
Debt Instrument [Line Items]
Aggregate principal amount of initial loan advance																	$ 3,200,000
Domicilium Term Loan [Member] | Bridge Loans [Member]
Debt Instrument [Line Items]
Aggregate principal amount of initial loan advance							$ 2,400,000		2,400,000			$ 500,000
Loan, floating interest rate												9.50%
Loan, interest rate												13.00%	13.75%	14.75%
Loan, principal outstanding												$ 1,000,000	$ 6,700,000	$ 3,900,000
Loan, unamortized debt discount													200,000	100,000
Loan, interest expense												$ 1,000,000	1,100,000	$ 1,200,000
Debt conversion amount			$ 100,000
Repayments of construction loans payable									500,000
Company received the cash							1,900,000		2,300,000
Domicilium Term Loan [Member] | Bridge Loans [Member] | Prime Rate [Member]
Debt Instrument [Line Items]
Loan, floating interest rate												6.25%
Domicilium Term Loan [Member] | 2024 Bridge Loans [Member]
Debt Instrument [Line Items]
Aggregate principal amount of initial loan advance													$ 300,000
Debt interest rate													3.00%
Domicilium Term Loan [Member] | 2025 Bridge Loans [Member]
Debt Instrument [Line Items]
Aggregate principal amount of initial loan advance												$ 3,400,000
Loan, interest expense							$ 100,000		$ 100,000			200,000
Company Received Cash												2,900,000
Debt coverted into equity												200,000
Repayments of long-term debt								$ 300,000		$ 300,000
Debt Investment and Equity Issuance [Member]
Debt Instrument [Line Items]
Equity issuance of debt discount				$ 900,000
Interest Expense, Debt, Amortization												$ 200,000	$ 700,000